Aberdeen Select International Equity Fund II
Aberdeen Select International Equity Fund II

Aberdeen Investment Funds (the “Trust”)

Aberdeen Select International Equity Fund II

Supplement dated May 17, 2017 to the Statutory Prospectus

dated February 28, 2017, as supplemented to date (the “Prospectus”)

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” for the Aberdeen Select International Equity Fund II in the section entitled, “Summary — Aberdeen Select International Equity Fund II” beginning on page 5 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Select International Equity Fund II.  This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Select International Equity Fund II		Class A	Institutional Class
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Total Annual Fund Operating Expenses	[1]	1.50%	1.27%
[1]	The Fund has received payment on tax reclaims from some European jurisdictions related to prior years (2005-2009) in accordance with European Union law under Article 63 of the Treaty on the Functioning of the European Union (the "Article 63 EU Tax Reclaims"). The receipt by the Fund of the tax reclaims from these jurisdictions results in a tax liability to the Fund to offset the tax benefits that shareholders received in the past, the precise amount of the tax liability is uncertain and subject to negotiations with the U.S. IRS. Uncertain taxes and costs associated with Article 63 EU Tax Reclaims are not included in the expense table above. In addition to the operating expenses shown in the table above, the Fund has accrued a tax expense representing approximately 1.55% of assets under management as of April 30, 2017. If these taxes and costs were included in the table above, the expense ratio would materially increase. Please see the Performance section for details on the impact of the receipt of the Article 63 EU Tax Reclaim payments. Upon final determination of the U.S. IRS, if the actual tax payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the Fund's expenses, net asset value and performance may be materially adversely impacted.

Example

This Example is intended to help you compare the cost of investing in the Select International Equity Fund II with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Select International Equity Fund II - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	153	474	818	1,791
Institutional Class	129	403	697	1,534

The example does not include the impact of the uncertain taxes and costs associated with the receipt by the Fund of Article 63 EU Tax Reclaims as noted in the footnote below the table in “Fees and Expenses of the Fund.”  If the uncertain taxes and costs associated with these reclaims were included, the expenses would be materially higher.

The following replaces the section entitled “Performance” for the Aberdeen Select International Equity Fund II in the section entitled, “Summary — Aberdeen Select International Equity Fund II” beginning on page 7 of the Prospectus:

Performance

The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund II. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) and Aberdeen Asset Managers Limited (“AAML”) became adviser and sub-adviser of the Fund, respectively, on May 22, 2013. Performance prior to this date reflects the performance of an unaffiliated adviser.

Performance shown for periods after February 1, 2017 reflect the Fund’s receipt of payment of Article 63 EU Tax Reclaims related to prior years (2005-2009), the receipt of which was uncertain.  The receipt of these extraordinary payments increased the Fund’s performance for all periods that include February 2017 in a manner that may not recur in the future, and the Fund’s performance was significantly higher than it would have been absent receipt of the Article 63 EU Tax Reclaims.  There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 21.94% - 2nd quarter 2009 Lowest Return: -24.29% - 3rd quarter 2011 As of March 31, 2017, the Fund’s year to date performance was 12.90%.
Average Annual Total Returns As of December 31, 2016

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen Select International Equity Fund II	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	5.92%	2.27%	(2.10%)
Institutional Class	6.36%	2.55%	(1.84%)
After Taxes on Distributions | Class A	5.17%	1.44%	(2.75%)
After Taxes on Distributions and Sale of Fund Shares | Class A	3.35%	1.49%	(1.60%)
MSCI All Country World ex USA Index (reflects no deduction for expenses or taxes)	5.01%	5.48%	1.42%

Please retain this Supplement for future reference.